Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Class A
Account Value [Line Items]
Account Value	$ 11,797	$ 11,457	$ 11,341	$ 12,257	$ 11,326	$ 11,236	$ 10,606	$ 10,394	$ 10,328	$ 9,831	$ 9,600
Class B
Account Value [Line Items]
Account Value	11,695	11,358	11,243	12,214	11,366	11,334	10,777	10,627	10,626	10,178	10,000
Class C
Account Value [Line Items]
Account Value	11,552	11,219	11,106	12,094	11,261	11,257	10,721	10,577	10,592	10,162	10,000
Class R6
Account Value [Line Items]
Account Value	12,606	12,210	12,039	12,976	11,973	11,836	11,154	10,910	10,817	10,274	10,000
Class Y
Account Value [Line Items]
Account Value	12,592	12,198	12,044	12,981	11,968	11,846	11,158	10,910	10,817	10,274	10,000
Class A-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class B-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class C-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class R6-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class Y-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	$ 12,488	$ 12,163	$ 12,104	$ 12,986	$ 12,399	$ 11,925	$ 11,207	$ 11,083	$ 10,924	$ 10,318	$ 10,000